FINANCIAL LIABILITY (Tables)	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF FINANCIAL LIABILITY
	June 30, 2025	December 31, 2024

Warrant liabilities, net of debt issuance costs	$611,802	$578,928

SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS

The following reflects the inputs and assumptions used:

	January 24, 2022	May 23, 2022	December 31, 2022	December 31, 2023	December 31, 2024		June 30, 2025
Exercise price	$6.00	$6.00	$6.00	$6.00	$6.00		$6.00
Share price	$3.64	$14.94	$4.66	$2.71	$2.78		$2.98
Expected term from grant date (in years)	5.00	5.00	4.10 for Initial Warrant and 4.50 for Second Warrant	3.10 for Initial Warrant and 3.40 for Second Warrant	2.09 for Initial Warrant and 2.44 for Second Warrant		1.59 for Initial Warrant and 1.92 for Second Warrant
Expected volatility	96.32%	95.90%	96.03%	82.40%	107.66% for the Initial Warrant and 111.22% for the Second Warrant	%	128.73% for the Initial Warrant and 120.86% for the Second Warrant
Risk-free interest rate	1.53%	2.88%	3.99%	4.01%	4.25%		3.72%
Dividend yield (per share)	-	-	-	-	-		-

SCHEDULE OF WARRANT LIABILITIES

The movement of warrant liabilities is summarized as follows:

Balance as of January 1, 2022	$-
Issuance of Initial Warrant as of January 24, 2022	915,644
Issuance of Second Warrant as of May 23, 2022	4,833,325

50,000 warrant shares exercised on June 16, 2022	(119,343)
185,000 warrant shares exercised on August 18, 2022	(915,799)
90,000 warrant shares exercised on August 29, 2022	(445,524)

Change in fair value of warrant liabilities	(2,878,660)
Balance as of December 31, 2022	$1,389,643
Change in fair value of warrant liabilities for the year	(907,424)
Balance as of December 31, 2023	$482,219
Change in fair value of warrant liabilities	96,709
Balance as of December 31, 2024	$578,928
Change in fair value of warrant liabilities	32,874
Balance as of June 30, 2025	$611,802